Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income (Textual)
Israeli corporate income tax	23.00%	24.00%
Carry forward tax losses, total	$ 39,000	$ 34,000